SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION [Abstract]
RSU Activity
A summary of the Company’s RSU activity for the year ended December 31, 2015 and 2014 is as follows:
	Number of shares	Weighted average grant date fair value
Outstanding and unvested at December 31, 2013	161,480	12.81
RSUs vested	(119,666)	12.99
RSUs canceled or forfeited	(5,739)	12.28
Outstanding and unvested at December 31, 2014	36,075	$12.28
RSUs vested	(36,075)	12.28
Outstanding and unvested at December 31, 2015	—	$—